FIXED ASSETS - NET (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 68.7	$ 85.1	$ 76.9
Short-term bank borrowings	$ 377.4	385.2	377.4
Tangible Asset Impairment Charges	15.1	36.2
Fixed assets held under capital leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses				$ 6.1
Guaranteed by the company and other subsidiaries of the Group [Member]
Property, Plant and Equipment [Line Items]
Short-term bank borrowings	89.5	187.7	89.5
Government loan	123.7	205.3	123.7
Guaranteed by the company and other subsidiaries of the Group [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Net Book value	74.6	78.9	74.6
Guaranteed by the company and other subsidiaries of the Group [Member] | Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Net Book value	169.6	104.0	169.6
Guaranteed by the company and other subsidiaries of the Group [Member] | Property Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Net Book value	$ 230.0	$ 560.2	$ 230.0